Note 15 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Description of income taxes recognized in profit or loss [text block]
	December 31, 2018	December 31, 2017
Deferred tax expense	(796)	(728)
Total income tax expense	$(796)	$(728)

Disclosure of income tax expense recovery differences explanatory [text block]
	December 31, 2018	December 31, 2017
Loss for the year before income taxes	$(5,006)	$(5,769)
Statutory tax rate	27%	26%

Recovery of income taxes computed at statutory rates	1,352	1,500
Share based payments	(569)	(588)
Mexican inflationary adjustments	(1,002)	(80)
Differing effective tax rate on loss in foreign jurisdiction	63	93
Impact of change in statutory tax rates	–	444
Unrecognized deferred tax assets	1,516	(4,671)
Impact of foreign exchange and other	(2,156)	2,574
Total income tax expense	$(796)	$(728)

Disclosure of temporary difference, unused tax losses and unused tax credits [text block]
	December 31, 2018	December 31, 2017
Deferred income tax assets
Exploration and evaluation assets	$1,031	$1,303
Non-capital losses	1,761	872
Capital losses	551	–
Other	4	35
	$3,347	$2,210
Deferred income tax liablities
Exploration and evaluation assets	$(27)	$–
Investment in associate	(3,493)	(3,429)
Unrealized capital gain on foreign exchange	(1,940)	–
Other	–	(98)
	$(5,460)	$(3,527)
Net deferred income tax liability	$(2,113)	$(1,317)

Disclosure of deferred taxes [text block]
	December 31, 2018	December 31, 2017
At January 1	$(1,317)	$(589)
Deferred income tax (expense) recovery through income statement	(796)	(728)
At December 31	$(2,113)	$(1,317)

Disclosure of deductible temporary differences and unused tax credits for which no deferred tax assets explanatory [text block]
	December 31, 2018	expiry dates	December 31, 2017

Non-capital losses	$70,659	2020-2038	$69,925
Exploration and evaluation assets	17,261	no expiry	21,103
Financing fees	1,737	2039 - 2041	3,657
Other	3,135	no expiry	2,977
Total	$92,792		$97,662